Subsequent Events (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	3 Months Ended							1 Months Ended
	Dec. 31, 2013 Integer	Mar. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Mar. 27, 2014 Subsequent Event [Member] Kamsarmax Vessels Integer	Jan. 31, 2014 Subsequent Event [Member] Kamsarmax Vessels Integer	Mar. 27, 2014 Subsequent Event [Member] Capesize Vessels Integer	Mar. 15, 2014 Subsequent Event [Member] Capesize Vessels Integer	Jan. 31, 2014 Subsequent Event [Member] Capesize Vessels Integer	Jan. 31, 2014 Subsequent Event [Member] UnderwritersMember Integer
Additional common shares excercised by underwriters									4,695,000
Offering price									$ 9.75
Net proceeds from issuance of common shares after deducting underwriters' discounts and commissions.									$ 42,572
Contracts to acquire New Vessels	79			23	2	28	5	20	22
Aggregate Purchase Price of New Vessels	3,071,470		1,172,700				306,000
Payments for vessels under construction	(371,692)	236,299
Cash Balance		$ 527,979